Shareholders Equity - Outstanding (Details)	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2023 EquityInstruments	Dec. 31, 2022 EquityInstruments shares	Dec. 31, 2021 EquityInstruments
Stock-based payments
Common share outstanding | shares	192,175,042		191,892,691
Stock options	669,201	669,201	724,653	822,046
Restricted Share Units		102,104	102,104
Total | shares	192,946,347		192,719,448
Bottom
Stock-based payments
Common share price per share for each purchase share warrant. | $ / shares	$ 40.87
Top
Stock-based payments
Common share price per share for each purchase share warrant. | $ / shares	$ 194.65
Restricted Share Units
Stock-based payments
Restricted Share Units		102,104	102,104	98,894
Performance based RSU
Stock-based payments
Restricted Share Units		71,051	71,051	66,794
Target settlement range 0% to 150%	100.00%
Performance based RSU | Bottom
Stock-based payments
Target settlement range 0% to 150%	0.00%
Performance based RSU | Top
Stock-based payments
Target settlement range 0% to 150%	150.00%
Time-based RSU
Stock-based payments
Restricted Share Units		31,053	31,053	32,100